UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

July 31, 2012

1.804837.108

GBL-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 51.6%
	Shares	Value
Australia - 1.4%
Acrux Ltd. (a)	35,304	$ 140,984
AMP Ltd.	103,330	435,444
Australia & New Zealand Banking Group Ltd.	25,012	618,752
BHP Billiton Ltd.	26,071	866,013
Commonwealth Bank of Australia	19,020	1,149,916
Computershare Ltd.	49,452	398,603
CSL Ltd.	9,282	416,515
Fortescue Metals Group Ltd. (e)	53,391	231,729
Goodman Group unit	49,908	197,206
Iluka Resources Ltd.	10,454	104,478
Macquarie Group Ltd.	12,761	334,995
Origin Energy Ltd.	19,221	238,554
QBE Insurance Group Ltd.	32,992	486,785
Spark Infrastructure Group unit	151,507	259,526
Suncorp-Metway Ltd.	53,272	475,300
Telstra Corp. Ltd.	103,534	435,216
WorleyParsons Ltd.	10,636	291,618
TOTAL AUSTRALIA		7,081,634
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	75,500	243,848
Bailiwick of Jersey - 0.3%
Experian PLC	60,600	901,661
Shire PLC	11,557	333,364
Wolseley PLC	14,700	530,782
TOTAL BAILIWICK OF JERSEY		1,765,807
Belgium - 1.0%
Anheuser-Busch InBev SA NV	59,700	4,723,648
KBC Groupe SA	13,732	287,905
TOTAL BELGIUM		5,011,553
Bermuda - 0.2%
Esprit Holdings Ltd.	26,900	32,711
Jardine Strategic Holdings Ltd.	3,500	109,935
Li & Fung Ltd.	254,000	501,796
Pacific Basin Shipping Ltd.	385,000	171,283
TOTAL BERMUDA		815,725
Canada - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	3,200	140,432
Agrium, Inc.	1,100	104,631
Common Stocks - continued
	Shares	Value
Canada - continued
Alamos Gold, Inc.	700	$ 10,973
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,600	123,149
Bank of Montreal (e)	4,600	263,473
Bank of Nova Scotia	10,200	532,453
Barrick Gold Corp.	11,400	375,245
Baytex Energy Corp.	2,900	120,239
BCE, Inc.	7,100	302,167
Boardwalk (REIT)	1,300	82,964
Brookfield Asset Management, Inc. Class A	5,200	176,401
Brookfield Properties Corp.	5,300	90,637
Calfrac Well Services Ltd.	500	11,816
Cameco Corp.	5,000	104,702
Canadian Imperial Bank of Commerce	1,800	131,655
Canadian National Railway Co.	5,100	449,915
Canadian Pacific	2,100	170,685
Catamaran Corp. (a)	4,390	372,877
Celtic Exploration Ltd. (a)	700	12,222
Cenovus Energy, Inc.	11,500	351,473
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	106,033
CI Financial Corp.	3,300	73,414
Copper Mountain Mining Corp. (a)	12,400	39,938
Corus Entertainment, Inc. Class B (non-vtg.)	7,400	167,429
Crescent Point Energy Corp.	5,400	214,632
Dollarama, Inc.	4,260	265,493
Eldorado Gold Corp.	4,850	52,473
Enbridge, Inc.	9,300	380,495
Finning International, Inc.	1,500	34,462
First Quantum Minerals Ltd.	5,600	101,686
Fortis, Inc.	100	3,344
Goldcorp, Inc.	10,300	371,800
IGM Financial, Inc.	500	19,589
Imperial Oil Ltd.	2,300	98,527
Intact Financial Corp.	3,250	209,029
Keyera Corp.	823	37,151
Manitoba Telecom Services, Inc.	2,100	71,365
Manulife Financial Corp.	6,500	69,806
Metro, Inc. Class A (sub. vtg.)	2,900	160,926
National Bank of Canada	2,200	163,829
Open Text Corp. (a)	500	22,591
Pacific Rubiales Energy Corp.	2,900	65,614
Pembina Pipeline Corp.	2,300	61,465
Penn West Petroleum Ltd.	4,900	66,842
Common Stocks - continued
	Shares	Value
Canada - continued
PetroBakken Energy Ltd. Class A	7,700	$ 95,593
Potash Corp. of Saskatchewan, Inc.	4,600	203,660
Precision Drilling Corp. (a)	2,600	20,689
Progressive Waste Solution Ltd.	900	18,039
Quebecor, Inc. Class B (sub. vtg.)	1,200	42,264
RioCan (REIT)	8,500	242,748
Rogers Communications, Inc. Class B (non-vtg.)	3,150	123,475
Royal Bank of Canada	12,900	660,918
Silver Wheaton Corp.	3,300	90,953
Sun Life Financial, Inc.	1,500	32,577
Suncor Energy, Inc.	15,972	488,310
TELUS Corp.	4,000	249,768
The Toronto-Dominion Bank	10,300	810,566
Tim Hortons, Inc. (Canada)	2,800	148,900
Tourmaline Oil Corp. (a)	2,400	69,522
TransCanada Corp.	7,300	332,444
Trican Well Service Ltd.	2,300	27,613
Trinidad Drilling Ltd.	1,300	7,545
Valeant Pharmaceuticals International, Inc. (Canada) (a)	4,900	233,554
Vermilion Energy, Inc.	1,600	74,587
Yamana Gold, Inc.	9,400	139,381
TOTAL CANADA		10,899,148
Cayman Islands - 0.1%
Anta Sports Products Ltd.	54,000	30,291
Baidu.com, Inc. sponsored ADR (a)	700	84,364
SouFun Holdings Ltd. ADR	11,700	138,762
Tencent Holdings Ltd.	10,600	316,850
TOTAL CAYMAN ISLANDS		570,267
Denmark - 0.3%
Novo Nordisk A/S Series B	10,875	1,676,791
France - 1.6%
Alstom SA	8,472	281,864
Arkema SA	5,400	397,719
Atos Origin SA	6,200	349,156
BNP Paribas SA	21,372	793,354
Carrefour SA (e)	16,725	300,137
Christian Dior SA	3,400	470,837
Essilor International SA	4,368	380,722
Eurofins Scientific SA	2,800	364,494
JC Decaux SA	16,000	323,841
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	3,900	$ 468,435
PPR SA	4,800	720,522
Publicis Groupe SA	7,900	389,827
Remy Cointreau SA	3,300	389,791
Sanofi SA	26,913	2,195,765
Vivendi SA	36,796	699,927
TOTAL FRANCE		8,526,391
Germany - 1.1%
adidas AG	7,000	526,328
Allianz AG	5,719	570,603
BASF AG	6,537	478,405
Bayer AG	14,600	1,112,141
Brenntag AG	3,200	351,284
Deutsche Boerse AG	6,000	298,729
Fresenius Medical Care AG & Co. KGaA	5,600	404,812
GSW Immobilien AG	9,600	353,765
HeidelbergCement Finance AG	10,100	470,488
SAP AG	12,116	768,916
Software AG (Bearer)	4,700	153,593
Wirecard AG	12,300	243,656
TOTAL GERMANY		5,732,720
Hong Kong - 0.3%
AIA Group Ltd.	155,600	546,778
BOC Hong Kong (Holdings) Ltd.	135,000	415,200
Hong Kong Exchanges and Clearing Ltd.	6,000	80,622
Sun Hung Kai Properties Ltd.	5,000	62,510
Techtronic Industries Co. Ltd.	107,000	144,880
Wharf Holdings Ltd.	91,000	528,067
TOTAL HONG KONG		1,778,057
Ireland - 0.4%
Alkermes PLC (a)	26,000	483,340
CRH PLC	21,600	395,469
Elan Corp. PLC (a)	26,200	305,570
Elan Corp. PLC sponsored ADR (a)	11,000	127,050
Ingersoll-Rand PLC	8,900	377,449
James Hardie Industries NV CDI	44,649	392,734
TOTAL IRELAND		2,081,612
Israel - 0.0%
Sarin Technologies Ltd.	137,500	119,335
Common Stocks - continued
	Shares	Value
Italy - 0.6%
ENI SpA	62,600	$ 1,290,828
Fiat Industrial SpA	17,800	175,209
Intesa Sanpaolo SpA	297,647	378,310
Prada SpA	37,000	255,980
Prysmian SpA	29,800	479,224
Saipem SpA	9,700	448,155
TOTAL ITALY		3,027,706
Japan - 4.6%
Aeon Mall Co. Ltd.	14,800	353,992
Anritsu Corp. (e)	14,000	173,031
Aozora Bank Ltd.	105,000	240,572
Asahi Kasei Corp.	146,000	773,820
Astellas Pharma, Inc.	11,000	522,562
Canon, Inc.	27,100	904,955
Chiyoda Co. Ltd.	8,300	199,406
Cosmos Pharmaceutical Corp.	1,200	97,587
CyberAgent, Inc.	83	163,033
Daito Trust Construction Co. Ltd.	3,600	345,959
Daiwa House Industry Co. Ltd.	22,000	312,546
Digital Garage, Inc. (a)(e)	23	38,378
Don Quijote Co. Ltd.	12,300	410,336
East Japan Railway Co.	11,700	748,412
Exedy Corp.	13,600	271,123
Fanuc Corp.	700	108,072
GREE, Inc. (e)	12,200	193,110
Hitachi High-Technologies Corp.	10,100	251,388
Hitachi Transport System Ltd.	12,600	231,118
Honda Motor Co. Ltd.	22,800	724,819
Japan Tobacco, Inc.	35,600	1,118,359
JS Group Corp.	36,600	764,915
Kakaku.com, Inc.	2,700	85,914
Kao Corp.	29,400	794,579
KDDI Corp.	86	592,127
Kenedix Realty Investment Corp.	30	96,106
Kuraray Co. Ltd.	16,000	187,274
Lawson, Inc.	11,200	804,455
Makita Corp.	1,900	63,489
Marubeni Corp.	51,000	340,194
Mitsubishi Gas Chemical Co., Inc.	51,000	292,445
Mitsubishi Heavy Industries Ltd.	93,000	375,510
Mitsubishi UFJ Financial Group, Inc.	66,500	322,461
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	53,400	$ 788,540
Mitsui Fudosan Co. Ltd.	23,000	443,149
Namco Bandai Holdings, Inc.	31,300	449,517
NGK Insulators Ltd.	26,000	298,401
NHK Spring Co. Ltd.	44,900	470,371
Nissan Motor Co. Ltd.	77,700	730,552
Nitto Boseki Co. Ltd.	17,000	50,049
Nitto Denko Corp.	8,200	352,300
NOK Corp.	16,400	313,605
NTT Urban Development Co.	256	206,303
ORIX Corp.	2,160	204,201
Pioneer Corp. (a)(e)	94,600	258,560
Rakuten, Inc.	28,100	279,570
Sega Sammy Holdings, Inc.	22,400	477,320
Shimadzu Corp.	55,000	448,679
Shin-Etsu Chemical Co., Ltd.	10,100	509,836
Shinsei Bank Ltd.	80,000	90,129
SMC Corp.	2,900	487,176
Softbank Corp.	12,300	469,292
Sony Financial Holdings, Inc.	15,700	250,410
Stanley Electric Co. Ltd.	17,300	254,297
Sumitomo Chemical Co. Ltd.	190,000	526,369
Sumitomo Mitsui Financial Group, Inc.	31,500	991,976
Sundrug Co. Ltd.	17,000	591,193
Terumo Corp.	4,700	191,969
Toray Industries, Inc.	65,000	406,924
Toyo Engineering Corp.	21,000	89,789
Universal Entertainment Corp.	2,000	44,243
Yamato Kogyo Co. Ltd.	2,800	78,941
TOTAL JAPAN		23,655,708
Malaysia - 0.0%
IHH Healthcare Bhd	83,000	85,708
Netherlands - 0.6%
Aalberts Industries NV	13,400	212,027
AEGON NV	95,900	435,326
ASML Holding NV (Netherlands)	4,700	271,459
DE Master Blenders 1753 NV (a)	40,600	470,519
Gemalto NV	2,574	197,276
Koninklijke Philips Electronics NV	15,500	340,879
LyondellBasell Industries NV Class A	8,700	387,411
Common Stocks - continued
	Shares	Value
Netherlands - continued
NXP Semiconductors NV (a)	12,400	$ 280,116
Randstad Holding NV	9,100	276,221
TOTAL NETHERLANDS		2,871,234
Norway - 0.0%
DnB NOR ASA	22,600	238,090
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	33,496	246,407
Singapore - 0.2%
DBS Group Holdings Ltd.	12,000	142,141
Ezra Holdings Ltd. (a)	180,000	143,202
Keppel Corp. Ltd.	50,100	450,111
Wilmar International Ltd.	11,000	28,640
TOTAL SINGAPORE		764,094
South Africa - 0.0%
Naspers Ltd. Class N	2,400	130,476
Spain - 0.6%
Amadeus IT Holding SA Class A	11,600	250,984
Banco Bilbao Vizcaya Argentaria SA	107,350	699,834
Grifols SA (a)	12,900	402,201
Grifols SA ADR	15,850	353,772
Inditex SA	10,520	1,085,079
Repsol YPF SA	29,277	468,472
TOTAL SPAIN		3,260,342
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	23,678	876,350
Swedbank AB (A Shares)	41,046	715,822
Swedish Match Co. AB	15,200	640,798
TOTAL SWEDEN		2,232,970
Switzerland - 1.1%
Actelion Ltd.	5,016	229,401
Adecco SA (Reg.)	5,743	252,944
Nestle SA	44,135	2,714,644
Roche Holding AG (participation certificate)	3,915	694,940
Schindler Holding AG (participation certificate)	4,473	523,675
Syngenta AG (Switzerland)	1,700	579,670
UBS AG	64,756	681,234
TOTAL SWITZERLAND		5,676,508
Common Stocks - continued
	Shares	Value
United Kingdom - 4.8%
Barclays PLC	225,620	$ 587,606
Barratt Developments PLC (a)	263,300	545,741
Bellway PLC	33,700	424,013
BG Group PLC	48,382	957,299
BHP Billiton PLC	27,918	814,058
British American Tobacco PLC:
(United Kingdom)	35,100	1,864,320
sponsored ADR	11,700	1,240,317
British Land Co. PLC	64,376	539,481
Domino Printing Sciences PLC	27,500	238,215
Filtrona PLC	66,900	487,735
GlaxoSmithKline PLC	24,200	556,836
Hilton Food Group PLC	40,200	169,859
HSBC Holdings PLC (United Kingdom)	229,600	1,918,104
Intertek Group PLC	7,700	330,061
Meggitt PLC	96,600	580,827
Michael Page International PLC	84,200	485,148
Next PLC	13,800	696,473
Old Mutual PLC	186,112	460,162
Persimmon PLC	50,300	485,401
Prudential PLC	54,363	646,911
Reckitt Benckiser Group PLC	16,200	890,749
Redrow PLC (a)	92,300	180,891
Rolls-Royce Group PLC	55,961	746,216
Royal Dutch Shell PLC Class A (United Kingdom)	73,194	2,487,350
SABMiller PLC	21,600	933,673
Standard Chartered PLC (United Kingdom)	41,817	960,167
SuperGroup PLC (a)	21,900	143,610
Taylor Wimpey PLC	955,300	661,264
Ted Baker PLC	33,600	465,952
Tesco PLC	114,000	568,556
Tullow Oil PLC	19,300	390,348
Vodafone Group PLC	635,700	1,819,332
Whitbread PLC	13,612	455,856
TOTAL UNITED KINGDOM		24,732,531
United States of America - 29.8%
Abbott Laboratories	21,000	1,392,510
Allergan, Inc.	2,900	238,003
Altria Group, Inc.	126,000	4,532,220
Amazon.com, Inc. (a)	6,300	1,469,790
American Tower Corp.	68,000	4,917,080
Common Stocks - continued
	Shares	Value
United States of America - continued
Amgen, Inc.	54,000	$ 4,460,400
Apple, Inc.	11,300	6,901,588
AT&T, Inc.	84,000	3,185,280
Avon Products, Inc.	20,100	311,349
Beam, Inc.	34,100	2,144,208
Berkshire Hathaway, Inc. Class B (a)	30,000	2,545,200
Biogen Idec, Inc. (a)	34,700	5,060,301
Cabela's, Inc. Class A (a)	53,000	2,434,820
Cabot Oil & Gas Corp.	70,000	2,953,300
Chevron Corp.	35,000	3,835,300
Citrix Systems, Inc. (a)	96,000	6,977,280
Comcast Corp. Class A	76,000	2,473,800
Constellation Brands, Inc. Class A (sub. vtg.) (a)	36,000	1,015,560
Discover Financial Services	94,400	3,394,624
Discovery Communications, Inc. (a)	40,000	2,025,200
Dollar General Corp. (a)	33,000	1,683,330
eBay, Inc. (a)	74,700	3,309,210
Ecolab, Inc.	500	32,725
Estee Lauder Companies, Inc. Class A	23,800	1,246,644
Fifth Third Bancorp	19,000	262,580
General Electric Co.	308,600	6,403,450
Gilead Sciences, Inc. (a)	60,000	3,259,800
Google, Inc. Class A (a)	4,700	2,974,959
Intuit, Inc.	27,000	1,566,540
J.B. Hunt Transport Services, Inc.	26,000	1,430,520
Kansas City Southern	18,400	1,339,520
lululemon athletica, Inc. (a)	600	33,888
MasterCard, Inc. Class A	20,100	8,775,057
Mead Johnson Nutrition Co. Class A	2,800	204,288
Merck & Co., Inc.	43,000	1,899,310
NextEra Energy, Inc.	46,700	3,311,030
NIKE, Inc. Class B	5,000	466,750
Noble Energy, Inc.	26,100	2,281,923
Norfolk Southern Corp.	19,000	1,406,950
Palo Alto Networks, Inc.	600	34,284
PetSmart, Inc.	11,000	727,210
Pfizer, Inc.	97,000	2,331,880
Phillips 66	6,000	225,600
Pioneer Natural Resources Co.	44,100	3,908,583
Prestige Brands Holdings, Inc. (a)	83,000	1,362,030
Priceline.com, Inc. (a)	500	330,870
Public Storage	7,000	1,042,650
Common Stocks - continued
	Shares	Value
United States of America - continued
PulteGroup, Inc. (a)	22,000	$ 248,600
salesforce.com, Inc. (a)	25,100	3,121,436
Sempra Energy	92,700	6,527,007
Sherwin-Williams Co.	1,500	201,525
Sprint Nextel Corp. (a)	82,000	357,520
The Coca-Cola Co.	30,000	2,424,000
Theravance, Inc. (a)	6,800	198,084
TJX Companies, Inc.	148,000	6,553,440
Under Armour, Inc. Class A (sub. vtg.) (a)	10,200	555,288
Union Pacific Corp.	45,800	5,615,538
UnitedHealth Group, Inc.	4,800	245,232
Verizon Communications, Inc.	43,000	1,941,020
Visa, Inc. Class A	3,700	477,559
Wal-Mart Stores, Inc.	35,000	2,605,050
Wells Fargo & Co.	269,000	9,094,890
Yum! Brands, Inc.	4,100	265,844
TOTAL UNITED STATES OF AMERICA		154,551,427
TOTAL COMMON STOCKS (Cost $239,414,548)		267,776,089
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG	17,100	359,781
Volkswagen AG	4,200	718,308
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $687,108)		1,078,089
Nonconvertible Bonds - 11.9%
		Principal Amount (d)
Australia - 0.2%
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		$ 250,000	348,189
Westpac Banking Corp. 4.875% 11/19/19		600,000	681,349
TOTAL AUSTRALIA			1,029,538
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	593,114
Belgium - 0.0%
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	182,836
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		$ 400,000	$ 440,655
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	262,015
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	194,398	302,066
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	500,520
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg S.)	EUR	175,000	241,105
6.875% 3/14/26	GBP	150,000	279,861
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	189,543
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	212,030
TOTAL CAYMAN ISLANDS			1,725,125
France - 0.6%
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	515,513
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	324,940
Credit Logement SA 1.813% (g)(h)	EUR	250,000	139,861
EDF SA 4.625% 9/11/24	EUR	150,000	215,293
Eutelsat SA 5% 1/14/19	EUR	300,000	423,292
Iliad SA 4.875% 6/1/16	EUR	500,000	650,109
Societe Generale SCF 4% 7/7/16	EUR	450,000	612,193
TOTAL FRANCE			2,881,201
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	421,550
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	764,703
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	314,118
Italy - 0.4%
Edison SpA 3.875% 11/10/17 (Reg. S)	EUR	500,000	629,848
Intesa Sanpaolo SpA:
2.8669% 2/24/14 (f)(h)		400,000	376,789
4.875% 7/10/15	EUR	300,000	364,128
6.375% 11/12/17 (h)	GBP	150,000	217,774
6.5% 2/24/21 (f)		450,000	405,466
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	248,196
TOTAL ITALY			2,242,201
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Japan - 0.2%
ORIX Corp. 5% 1/12/16		$ 450,000	$ 478,440
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		500,000	542,085
TOTAL JAPAN			1,020,525
Korea (South) - 0.4%
Export-Import Bank of Korea:
5% 4/11/22		200,000	227,520
5.875% 1/14/15		500,000	547,690
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,259
Korea Resources Corp. 4.125% 5/19/15		610,000	638,906
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	477,572
5% 9/30/14 (Reg. S)		200,000	212,962
TOTAL KOREA (SOUTH)			2,307,909
Luxembourg - 0.7%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	195,634
Gazprom International SA 7.201% 2/1/20		143,947	159,781
Glencore Finance (Europe) SA:
4.125% 4/3/18	EUR	400,000	515,277
5.25% 3/22/17	EUR	250,000	335,592
7.125% 4/23/15	EUR	150,000	208,091
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	370,844
SB Capital SA:
4.95% 2/7/17 (Reg. S)		200,000	204,957
6.125% 2/7/22 (Reg. S)		500,000	543,500
6.125% 2/7/22 (Reg. S)		350,000	379,374
Tyco Electronics Group SA:
1.6% 2/3/15		200,000	201,471
3.5% 2/3/22		300,000	311,413
TOTAL LUXEMBOURG			3,425,934
Mexico - 0.2%
America Movil SAB de CV:
3% 7/12/21	EUR	275,000	348,651
5% 3/30/20		400,000	465,476
TOTAL MEXICO			814,127
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Multi-National - 0.5%
European Investment Bank 1.75% 3/15/17		$ 1,000,000	$ 1,031,224
European Union 3.25% 4/4/18	EUR	1,000,000	1,373,104
TOTAL MULTI-NATIONAL			2,404,328
Netherlands - 0.7%
Alliander NV 2.875% 6/14/24	EUR	250,000	320,969
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	447,214	282,463
HIT Finance BV 5.75% 3/9/18	EUR	400,000	484,778
ING Verzekeringen NV 2.507% 6/21/21 (h)	EUR	850,000	990,149
Koninklijke KPN NV 3.25% 2/1/21	EUR	125,000	154,410
Linde Finance BV 3.875% 6/1/21	EUR	500,000	711,110
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	255,308
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	413,233
TOTAL NETHERLANDS			3,612,420
Norway - 0.6%
Eksportfinans ASA 2% 9/15/15		850,000	762,875
Kommunalbanken A/S 1.375% 6/8/17 (Reg. S)		2,150,000	2,144,570
TOTAL NORWAY			2,907,445
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.298% 9/30/20 (Reg. S)		545,870	610,010
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	415,867
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	283,212
TOTAL SINGAPORE			699,079
Spain - 0.0%
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	106,307
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	133,628
TOTAL SPAIN			239,935
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	245,335
United Kingdom - 2.1%
3I Group PLC 5.625% 3/17/17	EUR	150,000	195,515
Abbey National Treasury Services PLC:
3.625% 9/8/16	EUR	400,000	529,889
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Abbey National Treasury Services PLC: - continued
5.25% 2/16/29	GBP	550,000	$ 989,689
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	956,333
6.75% 1/16/23 (h)	GBP	300,000	446,843
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	214,814
8.125% 11/15/13		200,000	217,377
Centrica PLC 4.375% 3/13/29	GBP	350,000	604,429
Direct Line Insurance Group 9.25% 4/27/42 (h)	GBP	100,000	161,957
Eastern Power Networks PLC 4.75% 9/30/21 (Reg. S)	GBP	100,000	177,063
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	320,575
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	429,650
4.75% 11/23/18	GBP	300,000	532,409
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	602,054
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	650,362
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	207,889
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	171,641
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	181,065
7.125% 12/1/37 (f)		200,000	221,975
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	405,579
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	922,671
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	629,060
Tesco PLC 5.875% 9/12/16	EUR	100,000	145,719
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	276,793
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	281,778
WM Morrison Supermarkets PLC 3.5% 7/27/26	GBP	200,000	316,973
TOTAL UNITED KINGDOM			10,790,102
United States of America - 4.2%
Altria Group, Inc. 9.25% 8/6/19		600,000	847,247
American International Group, Inc. 6.765% 11/15/17 (Reg. S)	GBP	200,000	351,415
American Tower Corp. 4.7% 3/15/22		450,000	470,313
Aristotle Holding, Inc.:
2.1% 2/12/15 (f)		480,000	486,870
2.65% 2/15/17 (f)		550,000	564,430
3.9% 2/15/22 (f)		1,110,000	1,194,578
AT&T, Inc.:
4.875% 6/1/44	GBP	200,000	348,923
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
AT&T, Inc.: - continued
5.55% 8/15/41		$ 300,000	$ 382,235
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		500,000	520,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	568,445
4.5% 1/14/22		150,000	157,950
Comcast Corp. 6.55% 7/1/39		350,000	470,440
Credit Suisse New York Branch 5% 5/15/13		400,000	412,577
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.15% 3/15/42		200,000	215,847
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	285,803
Frontier Oil Corp. 6.875% 11/15/18		250,000	265,000
General Electric Capital Corp. 4.65% 10/17/21		250,000	286,071
General Electric Co. 5.25% 12/6/17		550,000	649,871
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	326,511
Goldman Sachs Group, Inc.:
3.625% 2/7/16		150,000	153,550
5.75% 1/24/22		550,000	601,399
International Paper Co. 4.75% 2/15/22		450,000	506,572
John Deere Capital Corp. 2.8% 1/27/23		600,000	625,170
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	561,312
NBCUniversal Media LLC 4.375% 4/1/21		500,000	565,682
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	127,039
2.875% 5/30/24	EUR	150,000	192,757
Phillips 66:
4.3% 4/1/22 (f)		250,000	273,863
5.875% 5/1/42 (f)		150,000	172,385
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	133,306
PPL Energy Supply LLC 6.5% 5/1/18		160,000	185,756
Praxair, Inc. 2.45% 2/15/22		950,000	955,835
Procter & Gamble Co. 1.45% 8/15/16		350,000	359,138
Qwest Corp. 6.75% 12/1/21		650,000	758,952
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	191,092
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	416,807
3.75% 1/15/22 (f)		200,000	219,581
4.95% 1/15/42 (f)		300,000	361,183
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	316,096
The Coca-Cola Co. 3.3% 9/1/21		350,000	385,274
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Time Warner Cable, Inc.:
4% 9/1/21		$ 450,000	$ 496,202
4.125% 2/15/21		500,000	551,731
U.S. Bancorp 3% 3/15/22		500,000	524,292
US Bank NA 0.862% 2/28/17 (h)	EUR	850,000	964,971
Ventas Realty LP 4.25% 3/1/22		225,000	242,305
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	443,769
4.75% 11/1/41		250,000	294,954
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	700,070
Wells Fargo & Co. 3.676% 6/15/16		450,000	489,112
Xerox Corp. 2.95% 3/15/17		150,000	151,673
TOTAL UNITED STATES OF AMERICA			21,726,354
TOTAL NONCONVERTIBLE BONDS (Cost $58,865,819)			61,660,559
Government Obligations - 24.7%

Canada - 1.7%
Canadian Government:
0.75% 5/1/14	CAD	1,350,000	1,338,261
3.25% 6/1/21	CAD	6,450,000	7,304,061
TOTAL CANADA			8,642,322
Czech Republic - 0.4%
Czech Republic 3.85% 9/29/21	CZK	38,400,000	2,104,820
Germany - 3.1%
German Federal Republic:
1.75% 7/4/22	EUR	1,300,000	1,667,340
2% 1/4/22	EUR	200,000	263,507
2.5% 2/27/15	EUR	400,000	524,362
3.25% 7/4/21	EUR	2,650,000	3,853,656
4% 1/4/18	EUR	1,200,000	1,757,528
4.25% 7/4/18	EUR	200,000	299,332
4.75% 7/4/40	EUR	3,000,000	5,754,839
5.5% 1/4/31	EUR	200,000	380,149
5.625% 1/4/28	EUR	910,000	1,688,935
TOTAL GERMANY			16,189,648
Government Obligations - continued
		Principal Amount (d)	Value
Italy - 2.0%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	$ 10,486,888
Japan - 14.6%
Japan Government:
0.0984% 9/3/12	JPY	840,000,000	10,751,108
1.1% 12/20/12	JPY	18,700,000	240,271
1.3% 3/20/15	JPY	740,000,000	9,768,540
1.3% 6/20/20	JPY	1,556,000,000	21,085,388
1.7% 12/20/16	JPY	345,000,000	4,714,054
1.7% 9/20/17	JPY	511,000,000	7,037,567
1.9% 6/20/16	JPY	469,250,000	6,417,088
1.9% 3/20/29	JPY	966,500,000	13,235,514
2% 9/20/40	JPY	181,000,000	2,408,385
TOTAL JAPAN			75,657,915
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,622,873
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,584,962
United Kingdom - 0.2%
UK Treasury Indexed-Linked GILT 0.125% 3/22/29	GBP	407,564	660,787
United Kingdom, Great Britain and Northern Ireland 4.75% 12/7/38	GBP	131,576	281,893
TOTAL UNITED KINGDOM			942,680
United States of America - 2.1%
U.S. Treasury Bonds 3.125% 11/15/41		2,750,000	3,075,705
U.S. Treasury Notes:
0.875% 4/30/17		3,500,000	3,551,408
1% 3/31/17		1,100,000	1,122,773
1.75% 5/15/22		850,000	871,117
2% 2/15/22		2,425,000	2,547,576
TOTAL UNITED STATES OF AMERICA			11,168,579
TOTAL GOVERNMENT OBLIGATIONS (Cost $117,517,650)			128,400,687
Asset-Backed Securities - 0.1%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 0.9% 2/25/15 (h)	EUR	100,000	$ 121,108
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	241,852	450,710
TOTAL ASSET-BACKED SECURITIES (Cost $530,812)			571,818
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8659% 5/17/60 (h)		300,000	301,959
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.2078% 10/18/54 (h)	GBP	284,509	448,958
Granite Master Issuer PLC Series 2005-1 Class A5, 0.359% 12/20/54 (h)	EUR	197,735	236,894
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.8667% 10/15/54 (h)		400,000	402,568
Storm BV:
Series 2010-1 Class A2, 1.657% 3/22/52 (h)	EUR	500,000	614,221
Series 2011-4 Class A1, 1.937% 10/22/53 (h)	EUR	179,292	220,319
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,326,457)			2,224,919
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.917% 8/18/17 (h)	EUR	149,008	162,939
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 0.704% 7/20/16 (h)	EUR	151,168	180,231
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0034% 4/19/21 (h)	GBP	150,000	207,544
REC Plantation Place Ltd. Series 5 Class A, 0.989% 7/25/16 (Reg. S) (h)	GBP	95,373	144,298
TOTAL UNITED KINGDOM			351,842
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $738,922)			695,012
Fixed-Income Funds - 5.9%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (i)	1,444,662	$ 15,501,226
Fidelity High Income Central Fund 1 (i)	150,240	15,048,038
TOTAL FIXED-INCOME FUNDS (Cost $29,007,242)		30,549,264
Preferred Securities - 0.1%
	Principal Amount (d)
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $369,000)	$ 350,000	279,961
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	25,819,621	25,819,621
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	849,648	849,648
TOTAL MONEY MARKET FUNDS (Cost $26,669,269)		26,669,269
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $476,126,827)		519,905,667
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(716,438)
NET ASSETS - 100%		$ 519,189,229
Currency Abbreviations
CAD	-	Canadian dollar
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,043,998 or 1.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,656
Fidelity Emerging Markets Debt Central Fund	991,944
Fidelity High Income Central Fund 1	565,907
Fidelity Securities Lending Cash Central Fund	46,570
Total	$ 1,625,077
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 2,094,085	$ 14,015,301	$ 15,501,226	14.1%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	9,568,990	1,201,625	15,048,038	2.9%
Total	$ 44,573,816	$ 11,663,075	$ 27,004,902	$ 30,549,264
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,565,876	$ 30,519,124	$ 5,046,752	$ -
Consumer Staples	34,939,683	24,945,542	9,994,141	-
Energy	22,808,420	19,030,242	3,778,178	-
Financials	44,957,854	36,131,035	8,826,819	-
Health Care	30,670,888	24,483,219	6,187,669	-
Industrials	28,910,879	24,224,335	4,686,544	-
Information Technology	40,053,942	36,918,112	3,135,830	-
Materials	10,599,240	4,816,121	5,783,119	-
Telecommunication Services	10,246,489	7,365,738	2,880,751	-
Utilities	10,100,907	10,100,907	-	-
Corporate Bonds	61,660,559	-	61,660,559	-
Government Obligations	128,400,687	-	128,400,687	-
Asset-Backed Securities	571,818	-	571,818	-
Collateralized Mortgage Obligations	2,224,919	-	2,224,919	-
Commercial Mortgage Securities	695,012	-	695,012	-
Fixed-Income Funds	30,549,264	30,549,264	-	-
Preferred Securities	279,961	-	279,961	-
Money Market Funds	26,669,269	26,669,269	-	-
Total Investments in Securities:	$ 519,905,667	$ 275,752,908	$ 244,152,759	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 5,617,225
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $477,874,637. Net unrealized appreciation aggregated $42,031,030, of which $53,593,896 related to appreciated investment securities and $11,562,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883471.103

AGBL-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 51.6%
	Shares	Value
Australia - 1.4%
Acrux Ltd. (a)	35,304	$ 140,984
AMP Ltd.	103,330	435,444
Australia & New Zealand Banking Group Ltd.	25,012	618,752
BHP Billiton Ltd.	26,071	866,013
Commonwealth Bank of Australia	19,020	1,149,916
Computershare Ltd.	49,452	398,603
CSL Ltd.	9,282	416,515
Fortescue Metals Group Ltd. (e)	53,391	231,729
Goodman Group unit	49,908	197,206
Iluka Resources Ltd.	10,454	104,478
Macquarie Group Ltd.	12,761	334,995
Origin Energy Ltd.	19,221	238,554
QBE Insurance Group Ltd.	32,992	486,785
Spark Infrastructure Group unit	151,507	259,526
Suncorp-Metway Ltd.	53,272	475,300
Telstra Corp. Ltd.	103,534	435,216
WorleyParsons Ltd.	10,636	291,618
TOTAL AUSTRALIA		7,081,634
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	75,500	243,848
Bailiwick of Jersey - 0.3%
Experian PLC	60,600	901,661
Shire PLC	11,557	333,364
Wolseley PLC	14,700	530,782
TOTAL BAILIWICK OF JERSEY		1,765,807
Belgium - 1.0%
Anheuser-Busch InBev SA NV	59,700	4,723,648
KBC Groupe SA	13,732	287,905
TOTAL BELGIUM		5,011,553
Bermuda - 0.2%
Esprit Holdings Ltd.	26,900	32,711
Jardine Strategic Holdings Ltd.	3,500	109,935
Li & Fung Ltd.	254,000	501,796
Pacific Basin Shipping Ltd.	385,000	171,283
TOTAL BERMUDA		815,725
Canada - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	3,200	140,432
Agrium, Inc.	1,100	104,631
Common Stocks - continued
	Shares	Value
Canada - continued
Alamos Gold, Inc.	700	$ 10,973
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,600	123,149
Bank of Montreal (e)	4,600	263,473
Bank of Nova Scotia	10,200	532,453
Barrick Gold Corp.	11,400	375,245
Baytex Energy Corp.	2,900	120,239
BCE, Inc.	7,100	302,167
Boardwalk (REIT)	1,300	82,964
Brookfield Asset Management, Inc. Class A	5,200	176,401
Brookfield Properties Corp.	5,300	90,637
Calfrac Well Services Ltd.	500	11,816
Cameco Corp.	5,000	104,702
Canadian Imperial Bank of Commerce	1,800	131,655
Canadian National Railway Co.	5,100	449,915
Canadian Pacific	2,100	170,685
Catamaran Corp. (a)	4,390	372,877
Celtic Exploration Ltd. (a)	700	12,222
Cenovus Energy, Inc.	11,500	351,473
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	106,033
CI Financial Corp.	3,300	73,414
Copper Mountain Mining Corp. (a)	12,400	39,938
Corus Entertainment, Inc. Class B (non-vtg.)	7,400	167,429
Crescent Point Energy Corp.	5,400	214,632
Dollarama, Inc.	4,260	265,493
Eldorado Gold Corp.	4,850	52,473
Enbridge, Inc.	9,300	380,495
Finning International, Inc.	1,500	34,462
First Quantum Minerals Ltd.	5,600	101,686
Fortis, Inc.	100	3,344
Goldcorp, Inc.	10,300	371,800
IGM Financial, Inc.	500	19,589
Imperial Oil Ltd.	2,300	98,527
Intact Financial Corp.	3,250	209,029
Keyera Corp.	823	37,151
Manitoba Telecom Services, Inc.	2,100	71,365
Manulife Financial Corp.	6,500	69,806
Metro, Inc. Class A (sub. vtg.)	2,900	160,926
National Bank of Canada	2,200	163,829
Open Text Corp. (a)	500	22,591
Pacific Rubiales Energy Corp.	2,900	65,614
Pembina Pipeline Corp.	2,300	61,465
Penn West Petroleum Ltd.	4,900	66,842
Common Stocks - continued
	Shares	Value
Canada - continued
PetroBakken Energy Ltd. Class A	7,700	$ 95,593
Potash Corp. of Saskatchewan, Inc.	4,600	203,660
Precision Drilling Corp. (a)	2,600	20,689
Progressive Waste Solution Ltd.	900	18,039
Quebecor, Inc. Class B (sub. vtg.)	1,200	42,264
RioCan (REIT)	8,500	242,748
Rogers Communications, Inc. Class B (non-vtg.)	3,150	123,475
Royal Bank of Canada	12,900	660,918
Silver Wheaton Corp.	3,300	90,953
Sun Life Financial, Inc.	1,500	32,577
Suncor Energy, Inc.	15,972	488,310
TELUS Corp.	4,000	249,768
The Toronto-Dominion Bank	10,300	810,566
Tim Hortons, Inc. (Canada)	2,800	148,900
Tourmaline Oil Corp. (a)	2,400	69,522
TransCanada Corp.	7,300	332,444
Trican Well Service Ltd.	2,300	27,613
Trinidad Drilling Ltd.	1,300	7,545
Valeant Pharmaceuticals International, Inc. (Canada) (a)	4,900	233,554
Vermilion Energy, Inc.	1,600	74,587
Yamana Gold, Inc.	9,400	139,381
TOTAL CANADA		10,899,148
Cayman Islands - 0.1%
Anta Sports Products Ltd.	54,000	30,291
Baidu.com, Inc. sponsored ADR (a)	700	84,364
SouFun Holdings Ltd. ADR	11,700	138,762
Tencent Holdings Ltd.	10,600	316,850
TOTAL CAYMAN ISLANDS		570,267
Denmark - 0.3%
Novo Nordisk A/S Series B	10,875	1,676,791
France - 1.6%
Alstom SA	8,472	281,864
Arkema SA	5,400	397,719
Atos Origin SA	6,200	349,156
BNP Paribas SA	21,372	793,354
Carrefour SA (e)	16,725	300,137
Christian Dior SA	3,400	470,837
Essilor International SA	4,368	380,722
Eurofins Scientific SA	2,800	364,494
JC Decaux SA	16,000	323,841
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	3,900	$ 468,435
PPR SA	4,800	720,522
Publicis Groupe SA	7,900	389,827
Remy Cointreau SA	3,300	389,791
Sanofi SA	26,913	2,195,765
Vivendi SA	36,796	699,927
TOTAL FRANCE		8,526,391
Germany - 1.1%
adidas AG	7,000	526,328
Allianz AG	5,719	570,603
BASF AG	6,537	478,405
Bayer AG	14,600	1,112,141
Brenntag AG	3,200	351,284
Deutsche Boerse AG	6,000	298,729
Fresenius Medical Care AG & Co. KGaA	5,600	404,812
GSW Immobilien AG	9,600	353,765
HeidelbergCement Finance AG	10,100	470,488
SAP AG	12,116	768,916
Software AG (Bearer)	4,700	153,593
Wirecard AG	12,300	243,656
TOTAL GERMANY		5,732,720
Hong Kong - 0.3%
AIA Group Ltd.	155,600	546,778
BOC Hong Kong (Holdings) Ltd.	135,000	415,200
Hong Kong Exchanges and Clearing Ltd.	6,000	80,622
Sun Hung Kai Properties Ltd.	5,000	62,510
Techtronic Industries Co. Ltd.	107,000	144,880
Wharf Holdings Ltd.	91,000	528,067
TOTAL HONG KONG		1,778,057
Ireland - 0.4%
Alkermes PLC (a)	26,000	483,340
CRH PLC	21,600	395,469
Elan Corp. PLC (a)	26,200	305,570
Elan Corp. PLC sponsored ADR (a)	11,000	127,050
Ingersoll-Rand PLC	8,900	377,449
James Hardie Industries NV CDI	44,649	392,734
TOTAL IRELAND		2,081,612
Israel - 0.0%
Sarin Technologies Ltd.	137,500	119,335
Common Stocks - continued
	Shares	Value
Italy - 0.6%
ENI SpA	62,600	$ 1,290,828
Fiat Industrial SpA	17,800	175,209
Intesa Sanpaolo SpA	297,647	378,310
Prada SpA	37,000	255,980
Prysmian SpA	29,800	479,224
Saipem SpA	9,700	448,155
TOTAL ITALY		3,027,706
Japan - 4.6%
Aeon Mall Co. Ltd.	14,800	353,992
Anritsu Corp. (e)	14,000	173,031
Aozora Bank Ltd.	105,000	240,572
Asahi Kasei Corp.	146,000	773,820
Astellas Pharma, Inc.	11,000	522,562
Canon, Inc.	27,100	904,955
Chiyoda Co. Ltd.	8,300	199,406
Cosmos Pharmaceutical Corp.	1,200	97,587
CyberAgent, Inc.	83	163,033
Daito Trust Construction Co. Ltd.	3,600	345,959
Daiwa House Industry Co. Ltd.	22,000	312,546
Digital Garage, Inc. (a)(e)	23	38,378
Don Quijote Co. Ltd.	12,300	410,336
East Japan Railway Co.	11,700	748,412
Exedy Corp.	13,600	271,123
Fanuc Corp.	700	108,072
GREE, Inc. (e)	12,200	193,110
Hitachi High-Technologies Corp.	10,100	251,388
Hitachi Transport System Ltd.	12,600	231,118
Honda Motor Co. Ltd.	22,800	724,819
Japan Tobacco, Inc.	35,600	1,118,359
JS Group Corp.	36,600	764,915
Kakaku.com, Inc.	2,700	85,914
Kao Corp.	29,400	794,579
KDDI Corp.	86	592,127
Kenedix Realty Investment Corp.	30	96,106
Kuraray Co. Ltd.	16,000	187,274
Lawson, Inc.	11,200	804,455
Makita Corp.	1,900	63,489
Marubeni Corp.	51,000	340,194
Mitsubishi Gas Chemical Co., Inc.	51,000	292,445
Mitsubishi Heavy Industries Ltd.	93,000	375,510
Mitsubishi UFJ Financial Group, Inc.	66,500	322,461
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	53,400	$ 788,540
Mitsui Fudosan Co. Ltd.	23,000	443,149
Namco Bandai Holdings, Inc.	31,300	449,517
NGK Insulators Ltd.	26,000	298,401
NHK Spring Co. Ltd.	44,900	470,371
Nissan Motor Co. Ltd.	77,700	730,552
Nitto Boseki Co. Ltd.	17,000	50,049
Nitto Denko Corp.	8,200	352,300
NOK Corp.	16,400	313,605
NTT Urban Development Co.	256	206,303
ORIX Corp.	2,160	204,201
Pioneer Corp. (a)(e)	94,600	258,560
Rakuten, Inc.	28,100	279,570
Sega Sammy Holdings, Inc.	22,400	477,320
Shimadzu Corp.	55,000	448,679
Shin-Etsu Chemical Co., Ltd.	10,100	509,836
Shinsei Bank Ltd.	80,000	90,129
SMC Corp.	2,900	487,176
Softbank Corp.	12,300	469,292
Sony Financial Holdings, Inc.	15,700	250,410
Stanley Electric Co. Ltd.	17,300	254,297
Sumitomo Chemical Co. Ltd.	190,000	526,369
Sumitomo Mitsui Financial Group, Inc.	31,500	991,976
Sundrug Co. Ltd.	17,000	591,193
Terumo Corp.	4,700	191,969
Toray Industries, Inc.	65,000	406,924
Toyo Engineering Corp.	21,000	89,789
Universal Entertainment Corp.	2,000	44,243
Yamato Kogyo Co. Ltd.	2,800	78,941
TOTAL JAPAN		23,655,708
Malaysia - 0.0%
IHH Healthcare Bhd	83,000	85,708
Netherlands - 0.6%
Aalberts Industries NV	13,400	212,027
AEGON NV	95,900	435,326
ASML Holding NV (Netherlands)	4,700	271,459
DE Master Blenders 1753 NV (a)	40,600	470,519
Gemalto NV	2,574	197,276
Koninklijke Philips Electronics NV	15,500	340,879
LyondellBasell Industries NV Class A	8,700	387,411
Common Stocks - continued
	Shares	Value
Netherlands - continued
NXP Semiconductors NV (a)	12,400	$ 280,116
Randstad Holding NV	9,100	276,221
TOTAL NETHERLANDS		2,871,234
Norway - 0.0%
DnB NOR ASA	22,600	238,090
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	33,496	246,407
Singapore - 0.2%
DBS Group Holdings Ltd.	12,000	142,141
Ezra Holdings Ltd. (a)	180,000	143,202
Keppel Corp. Ltd.	50,100	450,111
Wilmar International Ltd.	11,000	28,640
TOTAL SINGAPORE		764,094
South Africa - 0.0%
Naspers Ltd. Class N	2,400	130,476
Spain - 0.6%
Amadeus IT Holding SA Class A	11,600	250,984
Banco Bilbao Vizcaya Argentaria SA	107,350	699,834
Grifols SA (a)	12,900	402,201
Grifols SA ADR	15,850	353,772
Inditex SA	10,520	1,085,079
Repsol YPF SA	29,277	468,472
TOTAL SPAIN		3,260,342
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	23,678	876,350
Swedbank AB (A Shares)	41,046	715,822
Swedish Match Co. AB	15,200	640,798
TOTAL SWEDEN		2,232,970
Switzerland - 1.1%
Actelion Ltd.	5,016	229,401
Adecco SA (Reg.)	5,743	252,944
Nestle SA	44,135	2,714,644
Roche Holding AG (participation certificate)	3,915	694,940
Schindler Holding AG (participation certificate)	4,473	523,675
Syngenta AG (Switzerland)	1,700	579,670
UBS AG	64,756	681,234
TOTAL SWITZERLAND		5,676,508
Common Stocks - continued
	Shares	Value
United Kingdom - 4.8%
Barclays PLC	225,620	$ 587,606
Barratt Developments PLC (a)	263,300	545,741
Bellway PLC	33,700	424,013
BG Group PLC	48,382	957,299
BHP Billiton PLC	27,918	814,058
British American Tobacco PLC:
(United Kingdom)	35,100	1,864,320
sponsored ADR	11,700	1,240,317
British Land Co. PLC	64,376	539,481
Domino Printing Sciences PLC	27,500	238,215
Filtrona PLC	66,900	487,735
GlaxoSmithKline PLC	24,200	556,836
Hilton Food Group PLC	40,200	169,859
HSBC Holdings PLC (United Kingdom)	229,600	1,918,104
Intertek Group PLC	7,700	330,061
Meggitt PLC	96,600	580,827
Michael Page International PLC	84,200	485,148
Next PLC	13,800	696,473
Old Mutual PLC	186,112	460,162
Persimmon PLC	50,300	485,401
Prudential PLC	54,363	646,911
Reckitt Benckiser Group PLC	16,200	890,749
Redrow PLC (a)	92,300	180,891
Rolls-Royce Group PLC	55,961	746,216
Royal Dutch Shell PLC Class A (United Kingdom)	73,194	2,487,350
SABMiller PLC	21,600	933,673
Standard Chartered PLC (United Kingdom)	41,817	960,167
SuperGroup PLC (a)	21,900	143,610
Taylor Wimpey PLC	955,300	661,264
Ted Baker PLC	33,600	465,952
Tesco PLC	114,000	568,556
Tullow Oil PLC	19,300	390,348
Vodafone Group PLC	635,700	1,819,332
Whitbread PLC	13,612	455,856
TOTAL UNITED KINGDOM		24,732,531
United States of America - 29.8%
Abbott Laboratories	21,000	1,392,510
Allergan, Inc.	2,900	238,003
Altria Group, Inc.	126,000	4,532,220
Amazon.com, Inc. (a)	6,300	1,469,790
American Tower Corp.	68,000	4,917,080
Common Stocks - continued
	Shares	Value
United States of America - continued
Amgen, Inc.	54,000	$ 4,460,400
Apple, Inc.	11,300	6,901,588
AT&T, Inc.	84,000	3,185,280
Avon Products, Inc.	20,100	311,349
Beam, Inc.	34,100	2,144,208
Berkshire Hathaway, Inc. Class B (a)	30,000	2,545,200
Biogen Idec, Inc. (a)	34,700	5,060,301
Cabela's, Inc. Class A (a)	53,000	2,434,820
Cabot Oil & Gas Corp.	70,000	2,953,300
Chevron Corp.	35,000	3,835,300
Citrix Systems, Inc. (a)	96,000	6,977,280
Comcast Corp. Class A	76,000	2,473,800
Constellation Brands, Inc. Class A (sub. vtg.) (a)	36,000	1,015,560
Discover Financial Services	94,400	3,394,624
Discovery Communications, Inc. (a)	40,000	2,025,200
Dollar General Corp. (a)	33,000	1,683,330
eBay, Inc. (a)	74,700	3,309,210
Ecolab, Inc.	500	32,725
Estee Lauder Companies, Inc. Class A	23,800	1,246,644
Fifth Third Bancorp	19,000	262,580
General Electric Co.	308,600	6,403,450
Gilead Sciences, Inc. (a)	60,000	3,259,800
Google, Inc. Class A (a)	4,700	2,974,959
Intuit, Inc.	27,000	1,566,540
J.B. Hunt Transport Services, Inc.	26,000	1,430,520
Kansas City Southern	18,400	1,339,520
lululemon athletica, Inc. (a)	600	33,888
MasterCard, Inc. Class A	20,100	8,775,057
Mead Johnson Nutrition Co. Class A	2,800	204,288
Merck & Co., Inc.	43,000	1,899,310
NextEra Energy, Inc.	46,700	3,311,030
NIKE, Inc. Class B	5,000	466,750
Noble Energy, Inc.	26,100	2,281,923
Norfolk Southern Corp.	19,000	1,406,950
Palo Alto Networks, Inc.	600	34,284
PetSmart, Inc.	11,000	727,210
Pfizer, Inc.	97,000	2,331,880
Phillips 66	6,000	225,600
Pioneer Natural Resources Co.	44,100	3,908,583
Prestige Brands Holdings, Inc. (a)	83,000	1,362,030
Priceline.com, Inc. (a)	500	330,870
Public Storage	7,000	1,042,650
Common Stocks - continued
	Shares	Value
United States of America - continued
PulteGroup, Inc. (a)	22,000	$ 248,600
salesforce.com, Inc. (a)	25,100	3,121,436
Sempra Energy	92,700	6,527,007
Sherwin-Williams Co.	1,500	201,525
Sprint Nextel Corp. (a)	82,000	357,520
The Coca-Cola Co.	30,000	2,424,000
Theravance, Inc. (a)	6,800	198,084
TJX Companies, Inc.	148,000	6,553,440
Under Armour, Inc. Class A (sub. vtg.) (a)	10,200	555,288
Union Pacific Corp.	45,800	5,615,538
UnitedHealth Group, Inc.	4,800	245,232
Verizon Communications, Inc.	43,000	1,941,020
Visa, Inc. Class A	3,700	477,559
Wal-Mart Stores, Inc.	35,000	2,605,050
Wells Fargo & Co.	269,000	9,094,890
Yum! Brands, Inc.	4,100	265,844
TOTAL UNITED STATES OF AMERICA		154,551,427
TOTAL COMMON STOCKS (Cost $239,414,548)		267,776,089
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG	17,100	359,781
Volkswagen AG	4,200	718,308
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $687,108)		1,078,089
Nonconvertible Bonds - 11.9%
		Principal Amount (d)
Australia - 0.2%
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		$ 250,000	348,189
Westpac Banking Corp. 4.875% 11/19/19		600,000	681,349
TOTAL AUSTRALIA			1,029,538
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	593,114
Belgium - 0.0%
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	182,836
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		$ 400,000	$ 440,655
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	262,015
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	194,398	302,066
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	500,520
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg S.)	EUR	175,000	241,105
6.875% 3/14/26	GBP	150,000	279,861
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	189,543
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	212,030
TOTAL CAYMAN ISLANDS			1,725,125
France - 0.6%
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	515,513
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	324,940
Credit Logement SA 1.813% (g)(h)	EUR	250,000	139,861
EDF SA 4.625% 9/11/24	EUR	150,000	215,293
Eutelsat SA 5% 1/14/19	EUR	300,000	423,292
Iliad SA 4.875% 6/1/16	EUR	500,000	650,109
Societe Generale SCF 4% 7/7/16	EUR	450,000	612,193
TOTAL FRANCE			2,881,201
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	421,550
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	764,703
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	314,118
Italy - 0.4%
Edison SpA 3.875% 11/10/17 (Reg. S)	EUR	500,000	629,848
Intesa Sanpaolo SpA:
2.8669% 2/24/14 (f)(h)		400,000	376,789
4.875% 7/10/15	EUR	300,000	364,128
6.375% 11/12/17 (h)	GBP	150,000	217,774
6.5% 2/24/21 (f)		450,000	405,466
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	248,196
TOTAL ITALY			2,242,201
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Japan - 0.2%
ORIX Corp. 5% 1/12/16		$ 450,000	$ 478,440
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		500,000	542,085
TOTAL JAPAN			1,020,525
Korea (South) - 0.4%
Export-Import Bank of Korea:
5% 4/11/22		200,000	227,520
5.875% 1/14/15		500,000	547,690
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,259
Korea Resources Corp. 4.125% 5/19/15		610,000	638,906
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	477,572
5% 9/30/14 (Reg. S)		200,000	212,962
TOTAL KOREA (SOUTH)			2,307,909
Luxembourg - 0.7%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	195,634
Gazprom International SA 7.201% 2/1/20		143,947	159,781
Glencore Finance (Europe) SA:
4.125% 4/3/18	EUR	400,000	515,277
5.25% 3/22/17	EUR	250,000	335,592
7.125% 4/23/15	EUR	150,000	208,091
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	370,844
SB Capital SA:
4.95% 2/7/17 (Reg. S)		200,000	204,957
6.125% 2/7/22 (Reg. S)		500,000	543,500
6.125% 2/7/22 (Reg. S)		350,000	379,374
Tyco Electronics Group SA:
1.6% 2/3/15		200,000	201,471
3.5% 2/3/22		300,000	311,413
TOTAL LUXEMBOURG			3,425,934
Mexico - 0.2%
America Movil SAB de CV:
3% 7/12/21	EUR	275,000	348,651
5% 3/30/20		400,000	465,476
TOTAL MEXICO			814,127
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Multi-National - 0.5%
European Investment Bank 1.75% 3/15/17		$ 1,000,000	$ 1,031,224
European Union 3.25% 4/4/18	EUR	1,000,000	1,373,104
TOTAL MULTI-NATIONAL			2,404,328
Netherlands - 0.7%
Alliander NV 2.875% 6/14/24	EUR	250,000	320,969
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	447,214	282,463
HIT Finance BV 5.75% 3/9/18	EUR	400,000	484,778
ING Verzekeringen NV 2.507% 6/21/21 (h)	EUR	850,000	990,149
Koninklijke KPN NV 3.25% 2/1/21	EUR	125,000	154,410
Linde Finance BV 3.875% 6/1/21	EUR	500,000	711,110
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	255,308
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	413,233
TOTAL NETHERLANDS			3,612,420
Norway - 0.6%
Eksportfinans ASA 2% 9/15/15		850,000	762,875
Kommunalbanken A/S 1.375% 6/8/17 (Reg. S)		2,150,000	2,144,570
TOTAL NORWAY			2,907,445
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.298% 9/30/20 (Reg. S)		545,870	610,010
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	415,867
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	283,212
TOTAL SINGAPORE			699,079
Spain - 0.0%
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	106,307
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	133,628
TOTAL SPAIN			239,935
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	245,335
United Kingdom - 2.1%
3I Group PLC 5.625% 3/17/17	EUR	150,000	195,515
Abbey National Treasury Services PLC:
3.625% 9/8/16	EUR	400,000	529,889
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Abbey National Treasury Services PLC: - continued
5.25% 2/16/29	GBP	550,000	$ 989,689
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	956,333
6.75% 1/16/23 (h)	GBP	300,000	446,843
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	214,814
8.125% 11/15/13		200,000	217,377
Centrica PLC 4.375% 3/13/29	GBP	350,000	604,429
Direct Line Insurance Group 9.25% 4/27/42 (h)	GBP	100,000	161,957
Eastern Power Networks PLC 4.75% 9/30/21 (Reg. S)	GBP	100,000	177,063
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	320,575
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	429,650
4.75% 11/23/18	GBP	300,000	532,409
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	602,054
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	650,362
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	207,889
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	171,641
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	181,065
7.125% 12/1/37 (f)		200,000	221,975
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	405,579
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	922,671
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	629,060
Tesco PLC 5.875% 9/12/16	EUR	100,000	145,719
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	276,793
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	281,778
WM Morrison Supermarkets PLC 3.5% 7/27/26	GBP	200,000	316,973
TOTAL UNITED KINGDOM			10,790,102
United States of America - 4.2%
Altria Group, Inc. 9.25% 8/6/19		600,000	847,247
American International Group, Inc. 6.765% 11/15/17 (Reg. S)	GBP	200,000	351,415
American Tower Corp. 4.7% 3/15/22		450,000	470,313
Aristotle Holding, Inc.:
2.1% 2/12/15 (f)		480,000	486,870
2.65% 2/15/17 (f)		550,000	564,430
3.9% 2/15/22 (f)		1,110,000	1,194,578
AT&T, Inc.:
4.875% 6/1/44	GBP	200,000	348,923
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
AT&T, Inc.: - continued
5.55% 8/15/41		$ 300,000	$ 382,235
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		500,000	520,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	568,445
4.5% 1/14/22		150,000	157,950
Comcast Corp. 6.55% 7/1/39		350,000	470,440
Credit Suisse New York Branch 5% 5/15/13		400,000	412,577
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.15% 3/15/42		200,000	215,847
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	285,803
Frontier Oil Corp. 6.875% 11/15/18		250,000	265,000
General Electric Capital Corp. 4.65% 10/17/21		250,000	286,071
General Electric Co. 5.25% 12/6/17		550,000	649,871
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	326,511
Goldman Sachs Group, Inc.:
3.625% 2/7/16		150,000	153,550
5.75% 1/24/22		550,000	601,399
International Paper Co. 4.75% 2/15/22		450,000	506,572
John Deere Capital Corp. 2.8% 1/27/23		600,000	625,170
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	561,312
NBCUniversal Media LLC 4.375% 4/1/21		500,000	565,682
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	127,039
2.875% 5/30/24	EUR	150,000	192,757
Phillips 66:
4.3% 4/1/22 (f)		250,000	273,863
5.875% 5/1/42 (f)		150,000	172,385
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	133,306
PPL Energy Supply LLC 6.5% 5/1/18		160,000	185,756
Praxair, Inc. 2.45% 2/15/22		950,000	955,835
Procter & Gamble Co. 1.45% 8/15/16		350,000	359,138
Qwest Corp. 6.75% 12/1/21		650,000	758,952
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	191,092
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	416,807
3.75% 1/15/22 (f)		200,000	219,581
4.95% 1/15/42 (f)		300,000	361,183
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	316,096
The Coca-Cola Co. 3.3% 9/1/21		350,000	385,274
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Time Warner Cable, Inc.:
4% 9/1/21		$ 450,000	$ 496,202
4.125% 2/15/21		500,000	551,731
U.S. Bancorp 3% 3/15/22		500,000	524,292
US Bank NA 0.862% 2/28/17 (h)	EUR	850,000	964,971
Ventas Realty LP 4.25% 3/1/22		225,000	242,305
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	443,769
4.75% 11/1/41		250,000	294,954
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	700,070
Wells Fargo & Co. 3.676% 6/15/16		450,000	489,112
Xerox Corp. 2.95% 3/15/17		150,000	151,673
TOTAL UNITED STATES OF AMERICA			21,726,354
TOTAL NONCONVERTIBLE BONDS (Cost $58,865,819)			61,660,559
Government Obligations - 24.7%

Canada - 1.7%
Canadian Government:
0.75% 5/1/14	CAD	1,350,000	1,338,261
3.25% 6/1/21	CAD	6,450,000	7,304,061
TOTAL CANADA			8,642,322
Czech Republic - 0.4%
Czech Republic 3.85% 9/29/21	CZK	38,400,000	2,104,820
Germany - 3.1%
German Federal Republic:
1.75% 7/4/22	EUR	1,300,000	1,667,340
2% 1/4/22	EUR	200,000	263,507
2.5% 2/27/15	EUR	400,000	524,362
3.25% 7/4/21	EUR	2,650,000	3,853,656
4% 1/4/18	EUR	1,200,000	1,757,528
4.25% 7/4/18	EUR	200,000	299,332
4.75% 7/4/40	EUR	3,000,000	5,754,839
5.5% 1/4/31	EUR	200,000	380,149
5.625% 1/4/28	EUR	910,000	1,688,935
TOTAL GERMANY			16,189,648
Government Obligations - continued
		Principal Amount (d)	Value
Italy - 2.0%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	$ 10,486,888
Japan - 14.6%
Japan Government:
0.0984% 9/3/12	JPY	840,000,000	10,751,108
1.1% 12/20/12	JPY	18,700,000	240,271
1.3% 3/20/15	JPY	740,000,000	9,768,540
1.3% 6/20/20	JPY	1,556,000,000	21,085,388
1.7% 12/20/16	JPY	345,000,000	4,714,054
1.7% 9/20/17	JPY	511,000,000	7,037,567
1.9% 6/20/16	JPY	469,250,000	6,417,088
1.9% 3/20/29	JPY	966,500,000	13,235,514
2% 9/20/40	JPY	181,000,000	2,408,385
TOTAL JAPAN			75,657,915
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,622,873
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,584,962
United Kingdom - 0.2%
UK Treasury Indexed-Linked GILT 0.125% 3/22/29	GBP	407,564	660,787
United Kingdom, Great Britain and Northern Ireland 4.75% 12/7/38	GBP	131,576	281,893
TOTAL UNITED KINGDOM			942,680
United States of America - 2.1%
U.S. Treasury Bonds 3.125% 11/15/41		2,750,000	3,075,705
U.S. Treasury Notes:
0.875% 4/30/17		3,500,000	3,551,408
1% 3/31/17		1,100,000	1,122,773
1.75% 5/15/22		850,000	871,117
2% 2/15/22		2,425,000	2,547,576
TOTAL UNITED STATES OF AMERICA			11,168,579
TOTAL GOVERNMENT OBLIGATIONS (Cost $117,517,650)			128,400,687
Asset-Backed Securities - 0.1%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 0.9% 2/25/15 (h)	EUR	100,000	$ 121,108
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	241,852	450,710
TOTAL ASSET-BACKED SECURITIES (Cost $530,812)			571,818
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8659% 5/17/60 (h)		300,000	301,959
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.2078% 10/18/54 (h)	GBP	284,509	448,958
Granite Master Issuer PLC Series 2005-1 Class A5, 0.359% 12/20/54 (h)	EUR	197,735	236,894
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.8667% 10/15/54 (h)		400,000	402,568
Storm BV:
Series 2010-1 Class A2, 1.657% 3/22/52 (h)	EUR	500,000	614,221
Series 2011-4 Class A1, 1.937% 10/22/53 (h)	EUR	179,292	220,319
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,326,457)			2,224,919
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.917% 8/18/17 (h)	EUR	149,008	162,939
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 0.704% 7/20/16 (h)	EUR	151,168	180,231
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0034% 4/19/21 (h)	GBP	150,000	207,544
REC Plantation Place Ltd. Series 5 Class A, 0.989% 7/25/16 (Reg. S) (h)	GBP	95,373	144,298
TOTAL UNITED KINGDOM			351,842
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $738,922)			695,012
Fixed-Income Funds - 5.9%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (i)	1,444,662	$ 15,501,226
Fidelity High Income Central Fund 1 (i)	150,240	15,048,038
TOTAL FIXED-INCOME FUNDS (Cost $29,007,242)		30,549,264
Preferred Securities - 0.1%
	Principal Amount (d)
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $369,000)	$ 350,000	279,961
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	25,819,621	25,819,621
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	849,648	849,648
TOTAL MONEY MARKET FUNDS (Cost $26,669,269)		26,669,269
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $476,126,827)		519,905,667
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(716,438)
NET ASSETS - 100%		$ 519,189,229
Currency Abbreviations
CAD	-	Canadian dollar
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,043,998 or 1.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,656
Fidelity Emerging Markets Debt Central Fund	991,944
Fidelity High Income Central Fund 1	565,907
Fidelity Securities Lending Cash Central Fund	46,570
Total	$ 1,625,077
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 2,094,085	$ 14,015,301	$ 15,501,226	14.1%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	9,568,990	1,201,625	15,048,038	2.9%
Total	$ 44,573,816	$ 11,663,075	$ 27,004,902	$ 30,549,264
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,565,876	$ 30,519,124	$ 5,046,752	$ -
Consumer Staples	34,939,683	24,945,542	9,994,141	-
Energy	22,808,420	19,030,242	3,778,178	-
Financials	44,957,854	36,131,035	8,826,819	-
Health Care	30,670,888	24,483,219	6,187,669	-
Industrials	28,910,879	24,224,335	4,686,544	-
Information Technology	40,053,942	36,918,112	3,135,830	-
Materials	10,599,240	4,816,121	5,783,119	-
Telecommunication Services	10,246,489	7,365,738	2,880,751	-
Utilities	10,100,907	10,100,907	-	-
Corporate Bonds	61,660,559	-	61,660,559	-
Government Obligations	128,400,687	-	128,400,687	-
Asset-Backed Securities	571,818	-	571,818	-
Collateralized Mortgage Obligations	2,224,919	-	2,224,919	-
Commercial Mortgage Securities	695,012	-	695,012	-
Fixed-Income Funds	30,549,264	30,549,264	-	-
Preferred Securities	279,961	-	279,961	-
Money Market Funds	26,669,269	26,669,269	-	-
Total Investments in Securities:	$ 519,905,667	$ 275,752,908	$ 244,152,759	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 5,617,225
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $477,874,637. Net unrealized appreciation aggregated $42,031,030, of which $53,593,896 related to appreciated investment securities and $11,562,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012